Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Provisions [line items]
Opening balance	kr 9,504	kr 10,466
Additions	6,785	4,423
Reversal of excess amounts	(2,038)	(1,178)
Charged to income statement	4,747	3,245
Utilization/Cash out	(4,573)	(4,209)
Reclassiﬁcations	575	(144)
Translation differences	285	146
Closing balance	11,588	9,504
Provisions, current	7,629	5,782
Provisions, non-current	3,959	3,722
Balances regarding acquired business	1,050
Restructuring [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	639	1,200
Additions	400	303
Reversal of excess amounts	(54)	(98)
Utilization/Cash out	(338)	(785)
Reclassiﬁcations	(21)	(1)
Translation differences	43	20
Closing balance	669	639
Provisions, current	448	411
Provisions, non-current	221	228
Customer Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	3,440	3,850
Additions	1,024	795
Reversal of excess amounts	(585)	(491)
Utilization/Cash out	(824)	(841)
Reclassiﬁcations	(31)	104
Translation differences	69	23
Closing balance	3,093	3,440
Provisions, current	1,215	1,488
Provisions, non-current	1,878	1,952
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,231	791
Additions	561	1,020
Reversal of excess amounts	(960)	(228)
Utilization/Cash out	(144)	(175)
Reclassiﬁcations	32	(179)
Translation differences	2	2
Closing balance	722	1,231
Provisions, current	198	1,231
Provisions, non-current	524
Warranty [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,074	987
Additions	368	455
Reversal of excess amounts	(120)	(153)
Utilization/Cash out	(646)	(109)
Reclassiﬁcations	0	(107)
Translation differences	2	1
Closing balance	678	1,074
Provisions, current	572	320
Provisions, non-current	106	754
Other [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,529	1,531
Additions	4,129	483
Reversal of excess amounts	(220)	(86)
Utilization/Cash out	(1,724)	(462)
Reclassiﬁcations	595	39
Translation differences	82	24
Closing balance	5,441	1,529
Provisions, current	4,554	1,417
Provisions, non-current	887	112
Balances regarding acquired business	1,050
Provision for Share Based Payments [Member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,591	2,107
Additions	303	1,367
Reversal of excess amounts	(99)	(122)
Utilization/Cash out	(897)	(1,837)
Reclassiﬁcations	0
Translation differences	87	76
Closing balance	985	1,591
Provisions, current	642	915
Provisions, non-current	kr 343	kr 676